Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information
Entity Registrant Name	BIOZONE PHARMACEUTICALS, INC.
Entity Central Index Key	0001412486
Document Type	S-1
Document Period End Date	Sep. 30, 2011
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company